Loss Per Share (Restated) (Tables)	12 Months Ended
Jun. 30, 2024
Loss Per Share (Restated) [Abstract]
Schedule of Loss Per Share
	30 June 2024 $	30 June 2023 $
Loss used in the calculation of basic and dilutive loss per share	(139,446,204)	(5,450,213)

	2024 $ per share	2023 $ per share
Loss per share:
Basic loss per share	(527)	(53,551)
Diluted loss per share	(527)	(53,551)

	2024 Number	2023 Number
Weighted average number of shares	26,481,860	100